Document and Entity Information	0 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2012
Registrant Name	American Beacon Funds
Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jan. 09, 2013
Document Effective Date	Dec. 31, 2012
Prospectus Date	Dec. 31, 2012